Plant and Equipment - Schedule of Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Plant and Equipment [Line Items]
Balance at beginning	RM 26,582,995
Balance at ending	22,012,303	$ 5,420,414	RM 26,582,995
Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	105,309
Balance at ending	134,376	33,089	105,309
Motor Vehicle [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	319,806
Balance at ending	544,185	134,003	319,806
Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	8,749
Balance at ending	8,853	2,180	8,749
Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	37,141
Balance at ending	298,352	73,468	37,141
Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	980,854
Balance at ending	810,279	199,527	980,854
Solar Asset Under Construction [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	470,396
Balance at ending	353,385	87,019	470,396
Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	24,476,209
Balance at ending	19,362,511	4,767,917	24,476,209
Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	12,811
Balance at ending	4,720	1,162	12,811
Capital Work-in-Progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	171,720
Balance at ending	495,642	122,049	171,720
Signboard [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning
Balance at ending
Cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	27,979,320		2,496,216
Addition	1,126,633		25,535,714
Adjustment	(3,409,116)		(52,610)
Balance at ending	25,696,837		27,979,320
Cost [Member] | Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	254,214		223,714
Addition	94,223		30,500
Adjustment
Balance at ending	348,437		254,214
Cost [Member] | Motor Vehicle [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	369,547		79,747
Addition	350,000		289,800
Adjustment
Balance at ending	719,547		369,547
Cost [Member] | Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	39,628		39,318
Addition	6,110		4,240
Adjustment			(3,930)
Balance at ending	45,738		39,628
Cost [Member] | Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	59,389		33,389
Addition	302,748		26,000
Adjustment
Balance at ending	362,137		59,389
Cost [Member] | Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,082,273		41,500
Addition	49,630		1,082,273
Adjustment			(41,500)
Balance at ending	1,131,903		1,082,273
Cost [Member] | Solar Asset Under Construction [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	470,396
Addition			470,396
Adjustment	(117,011)
Balance at ending	353,385		470,396
Cost [Member] | Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	25,486,353		2,025,568
Addition			23,460,785
Adjustment	(3,292,105)
Balance at ending	22,194,248		25,486,353
Cost [Member] | Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	45,800		45,800
Addition
Adjustment
Balance at ending	45,800		45,800
Cost [Member] | Capital Work-in-Progress [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	171,720
Addition	323,922		171,720
Adjustment
Balance at ending	495,642		171,720
Cost [Member] | Signboard [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning			7,180
Addition
Adjustment			(7,180)
Balance at ending
Accumulated Depreciation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,396,325		834,667
Adjustment			(19,831)
Balance at ending	3,684,534		1,396,325
Depreciation charge during the year	2,288,209		581,489
Accumulated Depreciation [Member] | Computer and Software [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	148,905		83,649
Adjustment
Balance at ending	214,061		148,905
Depreciation charge during the year	65,156		65,256
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	49,741		30,063
Adjustment
Balance at ending	175,362		49,741
Depreciation charge during the year	125,621		19,678
Accumulated Depreciation [Member] | Office Equipment [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	30,879		21,329
Adjustment			(852)
Balance at ending	36,885		30,879
Depreciation charge during the year	6,006		10,402
Accumulated Depreciation [Member] | Equipment and Tools [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	22,248		12,204
Adjustment
Balance at ending	63,785		22,248
Depreciation charge during the year	41,537		10,044
Accumulated Depreciation [Member] | Office Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	101,419		9,604
Adjustment			(14,790)
Balance at ending	321,624		101,419
Depreciation charge during the year	220,205		106,605
Accumulated Depreciation [Member] | Plant and Machinery & Solar Asset Plant [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	1,010,144		649,337
Adjustment
Balance at ending	2,831,737		1,010,144
Depreciation charge during the year	1,821,593		360,807
Accumulated Depreciation [Member] | Forklift [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	32,989		25,190
Adjustment
Balance at ending	41,080		32,989
Depreciation charge during the year	8,091		7,799
Accumulated Depreciation [Member] | Signboard [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning			3,291
Adjustment			(4,189)
Balance at ending
Depreciation charge during the year			RM 898